LEASE OBLIGATIONS - Disclosure of undiscounted cash flows (Details) - CAD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of maturity analysis of operating lease payments [line items]
Total lease payments	$ 5,703	$ 5,685
Amounts representing interest	(578)	(728)
Present value of net lease payments	5,125	4,957	$ 3,252
Less than 1 year [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Total lease payments	1,405	1,256
2-3 years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Total lease payments	2,398	1,840
4-5 years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Total lease payments	1,899	689
After 5 years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Total lease payments	$ 1	$ 1,900